Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
Schedule of Table Reconciles the Non-controlling Interest

The following table reconciles the non-controlling interest as of March 31, 2020 and September 30, 2019:

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2019	$424,995	$-	$424,995
Net income attributable to non-controlling interest	61,317	-	61,317
Foreign currency translation adjustment	(1,378)	-	(1,378)
As of March 31, 2020	$484,934	$-	$484,934

The following table reconciles the non-controlling interest as of September 30, 2019 and 2018:

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2017	$-	$-	$-
Net income (loss) attributable to non-controlling interest	-	-	-
Foreign currency translation adjustment	-	-	-
As of September 30, 2018	$-	$-	$-
Net loss attributable to non-controlling interest	(11,167)	-	(11,167)
Capital contribution by non-controlling interest	435,964	-	435,964
Foreign currency translation adjustment	198	-	198
As of September 30, 2019	$424,995	$-	$424,995